Share-Based Payments - Data Related to All Performance Share Awards (PSAs) (Details) (Performance Shares [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 39	$ 40	$ 13
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 21	$ 25	$ 27
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 8 months 12 days	1 year 8 months	1 year 8 months